UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Snyder Capital Management, L.P.
Address:    One Market Plaza, Steuart Tower, Suite 1200
            San Francisco, CA  94105

Form 13F File Number:   28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sonja L. Commer
Title:      Chief Compliance Officer
Phone:      415-392-3900

Signature, Place and Date of Signing:
Sonja L. Commer                     San Francisco, CA August 13, 2009
            [Signature]             [City, State]                 [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         66

Form 13F Information Table Value Total:         1,482,056 (x1000)


List of Other Included Managers:

None

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
NAME OF ISSUER                TITLE   CUSIP        VALUE    SHARES            INV. DISC. OTHER VOTING AUTH
                              OF                   X1000                                 MGR
                              CLASS
                                                                                               SOLE     SHR         NONE
Alpha Natural Resources Inc.  COM      02076X102     40,507   1,541,935 SH   Defined             28,900   1,365,235     147,800
American Reprographics Co.    COM      029263100     11,247   1,351,783 SH   Defined              4,000   1,159,483     188,300
AnnTaylor Stores Corp.        COM      036115103     10,514   1,317,600 SH   Defined             11,000   1,142,000     164,600
Arch Chemical Inc.            COM      03937R102     34,278   1,393,999 SH   Defined              3,800   1,204,399     185,800
Brookfield Asset Management   COM      112585104     50,900   2,981,836 SH   Defined             69,837   2,635,175     276,824
-
CEC Entertainment, Inc.       COM      125137109     19,011     644,892 SH   Defined              2,000     561,642      81,250
Cabot Corp.                   COM      127055101     32,116   2,552,974 SH   Defined             47,900   2,265,474     239,600
Cabot Microelectronics        COM      12709P103     51,523   1,821,229 SH   Defined             32,800   1,617,407     171,022
Cambrex Corp.                 COM      132011107      8,889   2,157,605 SH   Defined              5,100   1,872,605     279,900
CapLease, Inc.                COM      140288101      8,849   3,206,081 SH   Defined              9,500   2,720,481     476,100
Cedar Shopping Centers Inc.   COM      150602209     11,310   2,502,116 SH   Defined              2,300   2,138,416     361,400
Central European Media        COM      G20045202     18,673     948,367 SH   Defined             26,400     821,367     100,600
Chico's FAS Inc.              COM      168615102     16,237   1,668,725 SH   Defined              4,800   1,437,025     226,900
Clean Harbors Inc.            COM      184496107     61,684   1,142,510 SH   Defined             25,915   1,014,565     102,030
Cognex Corp                   COM      192422103      9,973     705,804 SH   Defined              1,500     604,704      99,600
Comstock Resources Inc.       COM      205768203     24,460     740,100 SH   Defined              2,100     635,100     102,900
Copart Inc.                   COM      217204106     22,126     638,175 SH   Defined             16,900     569,975      51,300
Corn Products Intl Inc        COM      219023108     21,624     807,160 SH   Defined              2,400     692,360     112,400
Curtiss-Wright Corp           COM      231561101     28,051     943,525 SH   Defined             34,500     858,125      50,900
Cytec Industries, Inc.        COM      232820100     20,085   1,078,700 SH   Defined             21,300     948,000     109,400
Devon Energy Corp.            COM      25179M103     15,273     280,244 SH   Defined             16,060     264,184
Dress Barn Inc.               COM      261570105     21,243   1,485,536 SH   Defined              4,300   1,285,636     195,600
Drew Industries               COM      26168L205     10,773     885,181 SH   Defined              2,300     759,881     123,000
Dun & Bradstreet              COM      26483E100     11,451     141,000 SH   Defined              7,400     133,600
Esterline Technologies Corp   COM      297425100     28,817   1,064,539 SH   Defined              3,000     918,189     143,350
FTI Consulting                COM      302941109     26,638     525,198 SH   Defined              1,600     451,798      71,800
Franklin Electric Co Inc      COM      353514102     36,780   1,418,998 SH   Defined             26,200   1,260,198     132,600
Graco Inc.                    COM      384109104     21,902     994,625 SH   Defined             28,111     860,008     106,506
Haemonetics Corp.             COM      405024100     37,237     653,285 SH   Defined             11,200     566,400      75,685
Harley-Davidson Inc.          COM      412822108      6,959     429,300 SH   Defined             21,100     408,200
Heico Corp - Class A          COM      422806208     21,430     732,403 SH   Defined              2,400     625,653     104,350
Henry Schein, Inc.            COM      806407102      6,257     130,500 SH   Defined             15,100     115,400
ITT Educational Services Inc  COM      45068B109      9,832      97,675 SH   Defined              9,700      87,975
Idex Corp.                    COM      45167R104     20,307     826,490 SH   Defined             28,200     721,490      76,800
Itron Inc                     COM      465741106     16,373     297,314 SH   Defined                900     255,664      40,750
Kaman Corp                    COM      483548103     20,897   1,255,087 SH   Defined              3,800   1,186,287      65,000
Kennametal Inc.               COM      489170100     52,348   2,729,282 SH   Defined             55,100   2,412,434     261,748
Ladish Co Inc.                COM      505754200     16,523   1,273,972 SH   Defined              3,400   1,079,072     191,500
Lance Inc                     COM      514606102     14,885     643,545 SH   Defined              1,787     553,417      88,341
Liberty Media                 COM      53071M500      4,901     183,572 SH   Defined             17,836     165,736
Corp.-Entertainm
Lowe's Cos Inc.               COM      548661107      1,564      80,600 SH   Defined                         80,600
Mid-America Apartment         COM      59522J103     25,918     706,025 SH   Defined             15,950     608,575      81,500
Communit
Molex Inc. - Cl A             COM      608554200     11,550     803,200 SH   Defined             50,400     752,800
Nabors Industries Ltd         COM      G6359F103      6,302     404,500 SH   Defined             40,400     364,100
O'Reilly Automotive Inc.      COM      686091109      6,681     175,452 SH   Defined             20,300     155,152
Orthofix International NV     COM      N6748L102     27,721   1,108,395 SH   Defined              2,800     959,095     146,500
Pall Corporation              COM      696429307      4,034     151,900 SH   Defined             17,000     134,900
Parexel Intl Corp             COM      699462107     27,400   1,905,449 SH   Defined              6,000   1,639,842     259,607
Patterson-UTI Energy Inc.     COM      703481101     43,964   3,418,635 SH   Defined             75,100   3,024,535     319,000
Precision Castparts Corp      COM      740189105     15,380     210,600 SH   Defined              9,100     201,500
RBC Bearings Inc.             COM      75524B104     20,494   1,002,135 SH   Defined              2,800     864,635     134,700
Republic Services Inc. - Cl.A COM      760759100     14,032     574,862 SH   Defined             58,350     516,512
Rockwell Collins Inc.         COM      774341101      5,942     142,400 SH   Defined             16,600     125,800
Scholastic Corp.              COM      807066105     19,507     985,716 SH   Defined              3,000     842,020     140,696
Shaw Group Inc.               COM      820280105     34,350   1,253,198 SH   Defined             28,200   1,092,198     132,800
Simpson Manufacturing         COM      829073105     51,610   2,387,123 SH   Defined             47,500   2,128,323     211,300
Steelcase Inc. Cl A           COM      858155203     16,391   2,816,300 SH   Defined             72,400   2,442,300     301,600
Texas Industries Inc.         COM      882491103     14,548     463,900 SH   Defined              1,300     399,000      63,600
Thor Industries, Inc.         COM      885160101     18,648   1,015,150 SH   Defined             28,200     884,300     102,650
Transdigm Group Inc.          COM      893641100      2,054      56,735 SH   Defined                200      46,935       9,600
UGI Corp.                     COM      902681105     56,506   2,216,796 SH   Defined             42,800   1,969,496     204,500
United Stationers Inc         COM      913004107     40,883   1,172,098 SH   Defined             31,900   1,040,698      99,500
Universal Health Services - B COM      913903100     17,513     358,500 SH   Defined             19,300     339,200
Warnaco Group                 COM      934390402     16,794     518,332 SH   Defined              1,600     447,548      69,184
Waste Connections Inc.        COM      941053100     25,477     983,275 SH   Defined              2,800     847,775     132,700
West Pharmaceutical Services  COM      955306105     53,907   1,546,832 SH   Defined             30,300   1,374,532     142,000
I



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